DEFERRED GOVERNMENT GRANTS (Tables)	12 Months Ended
Dec. 31, 2022
DEFERRED GOVERNMENT GRANTS
Schedule of movements of deferred government grants

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Balance at beginning of the year	8,501	6,174	4,368	633
Additions	—	—	5,000	725
Recognized as a reduction of depreciation expense	(2,327)	(1,806)	(3,050)	(442)
Balance at end of the year	6,174	4,368	6,318	916